RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Fair value hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets measured at fair value:
Cash and cash equivalents	$ 998	$ 900	$ 607	$ 483
Restricted cash	191	176
Property, plant and equipment	54,283	49,432
Financial instrument liabilities
Contingent consideration	(68)	(3)
Liabilities for which fair value is disclosed:
Corporate borrowings	(2,362)	(2,334)
Non-recourse borrowings	(21,117)	(20,435)
Total	(31,321)	(27,093)
Level 1
Assets measured at fair value:
Cash and cash equivalents	998
Restricted cash	191
Property, plant and equipment	0
Financial instrument liabilities
Contingent consideration	0
Liabilities for which fair value is disclosed:
Corporate borrowings	(2,362)
Non-recourse borrowings	(2,115)
Total	3,133
Level 2
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment	0
Financial instrument liabilities
Contingent consideration	0
Liabilities for which fair value is disclosed:
Corporate borrowings	0
Non-recourse borrowings	(19,002)
Total	19,003
Level 3
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment	54,283
Financial instrument liabilities
Contingent consideration	(68)
Liabilities for which fair value is disclosed:
Corporate borrowings	0
Non-recourse borrowings	0
Total	(53,457)
Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	39	55
Financial instrument liabilities
Derivative financial liabilities	(906)	(226)
Energy derivative contracts | Level 1
Assets measured at fair value:
Financial instrument assets	0
Financial instrument liabilities
Derivative financial liabilities	0
Energy derivative contracts | Level 2
Assets measured at fair value:
Financial instrument assets	37
Financial instrument liabilities
Derivative financial liabilities	(236)
Energy derivative contracts | Level 3
Assets measured at fair value:
Financial instrument assets	2
Financial instrument liabilities
Derivative financial liabilities	(670)
Interest rate swaps
Assets measured at fair value:
Financial instrument assets	335	40
Financial instrument liabilities
Derivative financial liabilities	(82)	(228)
Interest rate swaps | Level 1
Assets measured at fair value:
Financial instrument assets	0
Financial instrument liabilities
Derivative financial liabilities	0
Interest rate swaps | Level 2
Assets measured at fair value:
Financial instrument assets	335
Financial instrument liabilities
Derivative financial liabilities	(82)
Interest rate swaps | Level 3
Assets measured at fair value:
Financial instrument assets	0
Financial instrument liabilities
Derivative financial liabilities	0
Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	16	32
Financial instrument liabilities
Derivative financial liabilities	(110)	(56)
Foreign exchange swaps | Level 1
Assets measured at fair value:
Financial instrument assets	0
Financial instrument liabilities
Derivative financial liabilities	0
Foreign exchange swaps | Level 2
Assets measured at fair value:
Financial instrument assets	16
Financial instrument liabilities
Derivative financial liabilities	(110)
Foreign exchange swaps | Level 3
Assets measured at fair value:
Financial instrument assets	0
Financial instrument liabilities
Derivative financial liabilities	0
Tax equity
Financial instrument liabilities
Derivative financial liabilities	(1,131)	(455)
Tax equity | Level 1
Financial instrument liabilities
Derivative financial liabilities	0
Tax equity | Level 2
Financial instrument liabilities
Derivative financial liabilities	0
Tax equity | Level 3
Financial instrument liabilities
Derivative financial liabilities	(1,131)
Investments in debt and equity securities
Assets measured at fair value:
Financial instrument assets	1,235	$ 195
Investments in debt and equity securities | Level 1
Assets measured at fair value:
Financial instrument assets	155
Investments in debt and equity securities | Level 2
Assets measured at fair value:
Financial instrument assets	39
Investments in debt and equity securities | Level 3
Assets measured at fair value:
Financial instrument assets	$ 1,041